SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Investments and Liabilities Measured at Fair Value) (Details) - USD ($)	Mar. 31, 2015	Sep. 10, 2014	Mar. 31, 2014
Fair Value of Derivative Liability	$ 1,406,596	$ 961,767	$ 1,438,814
Fair Value, Inputs, Level 2 [Member]
Fair Value of Derivative Liability	$ 1,406,596		$ 1,438,814